February 10, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Strategic Allocation Portfolios, Inc.
(File Nos. 033-88334; 811-08934)

ING VP Balanced Portfolio, Inc.
(File Nos. 033-27247; 811-05773)

ING Variable Funds
File Nos. 002-51739; 811-2514)

ING VP Intermediate Bond Portfolio
(File Nos. 002-47232; 811-02361)

ING VP Money Market Portfolio
(File Nos. 002-53038; 811-02565)

ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 34, 37, 76, 70, 64 and 47 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING Strategic Allocation Portfolios, Inc. ING VP Balanced Portfolio Inc., ING Variable Funds, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING Variable Portfolios, Inc., (each a “Registrant” and collectively, “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on May 1, 2009.

The Amendments for ING Strategic Allocation Portfolios, Inc. ING VP Balanced Portfolio Inc., ING Variable Funds, ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

The Amendment for ING Variable Portfolios, Inc. is being filed for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act as well as registering 4 new series for this Registrant – ING Hang Seng Index Portfolio, ING RussellTM Large Cap Growth Index Portfolio, ING RussellTM Large Cap Value Index Portfolio and ING RussellTM Mid Cap Growth Index Portfolio.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Philip A. Newman, Esq.
Goodwin Procter LLP